Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Trading loans, securities, and other
Trading loans, securities, and other	$ 148,318	$ 146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,548	6,503
Derivatives
Derivative financial assets	54,242	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,739	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	103,285	111,104
Securities purchased under reverse repurchase agreements	169,162	165,935
FINANCIAL LIABILITIES
Trading deposits	19,177	26,885
Derivatives
Derivative financial liabilities	53,203	50,051
Securitization liabilities at fair value	13,718	13,058
Financial liabilities designated at fair value through profit or loss	59,665	105,131
Obligations related to securities sold short	34,999	29,656
Obligations related to securities sold under repurchase agreements	188,876	125,856
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	148,318	146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,548	6,503
Derivatives
Derivative financial assets	54,242	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,739	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	103,285	111,104
Securities purchased under reverse repurchase agreements	7,395	4,843
FINANCIAL LIABILITIES
Trading deposits	19,177	26,885
Derivatives
Derivative financial liabilities	53,203	50,051
Securitization liabilities at fair value	13,718	13,058
Financial liabilities designated at fair value through profit or loss	59,665	105,131
Obligations related to securities sold short	34,999	29,656
Obligations related to securities sold under repurchase agreements	3,675	2,973
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	57,167	70,271
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	232	229
Derivatives
Derivative financial assets	423	313
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,005	287
Derivatives
Derivative financial liabilities	383	306
Obligations related to securities sold short	1,039	878
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	91,132	75,717
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,742	5,776
Derivatives
Derivative financial assets	53,438	47,977
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,739	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	100,681	109,242
Securities purchased under reverse repurchase agreements	7,395	4,843
FINANCIAL LIABILITIES
Trading deposits	14,528	22,793
Derivatives
Derivative financial liabilities	51,620	48,115
Securitization liabilities at fair value	13,718	13,058
Financial liabilities designated at fair value through profit or loss	59,641	105,110
Obligations related to securities sold short	33,960	28,778
Obligations related to securities sold under repurchase agreements	3,675	2,973
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	19	12
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	574	498
Derivatives
Derivative financial assets	381	604
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,599	1,575
FINANCIAL LIABILITIES
Trading deposits	4,649	4,092
Derivatives
Derivative financial liabilities	1,200	1,630
Financial liabilities designated at fair value through profit or loss	24	21
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	21,492	10,916
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,126	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,468	8,518
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,502	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	22,825	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	33,034	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,563	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,756	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,690	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,865	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	351	395
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	21,141	10,521
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,126	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,468	8,510
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,502	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	22,809	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	33,034	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,563	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,756	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,690	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,865	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		8
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	16
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,615	5,132
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,353	13,548
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,006	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		247
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,895	7,834
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,613	5,129
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,352	13,547
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,006	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		247
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,875	7,810
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	2	3
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	1	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	43,842	56,119
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,387	1,598
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	37	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	212	242
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	43,803	56,058
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	819	89
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	37	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	186	198
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	39	61
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15	2
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,553	1,507
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	26	44
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,959	12,482
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,959	12,482
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,460	14,198
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,976	13,761
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	484	437
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	14	19
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	14	19
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,830	4,707
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,739	4,040
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	232	229
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,027	3,985
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,739	4,040
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	571	493
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,718	1,796
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,502	2,124
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,715	1,791
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,502	2,124
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	5
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	17,959	14,816
Derivatives
Derivative financial liabilities	19,132	14,506
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	22	22
Derivatives
Derivative financial liabilities	14	19
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	17,937	14,794
Derivatives
Derivative financial liabilities	19,022	14,404
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	96	83
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	29,620	30,650
Derivatives
Derivative financial liabilities	27,314	29,399
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	13	24
Derivatives
Derivative financial liabilities	14	21
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	29,605	30,623
Derivatives
Derivative financial liabilities	27,300	29,374
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2	3
Derivatives
Derivative financial liabilities		4
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	19	16
Derivatives
Derivative financial liabilities	327	420
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	19	16
Derivatives
Derivative financial liabilities	327	420
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	4,230	1,888
Derivatives
Derivative financial liabilities	4,437	4,391
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	5	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3,855	1,298
Derivatives
Derivative financial liabilities	3,360	2,877
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	370	589
Derivatives
Derivative financial liabilities	1,077	1,514
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	2,414	1,524
Derivatives
Derivative financial liabilities	1,993	1,335
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	383	266
Derivatives
Derivative financial liabilities	355	266
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2,022	1,246
Derivatives
Derivative financial liabilities	1,611	1,040
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	9	12
Derivatives
Derivative financial liabilities	$ 27	$ 29